Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities [Abstract]
Schedule of other liabilities
	December 31,	December 31,
	2016	2015
Interest payable	$332,178	$551,492
Accruals	446,253	236,701
Other payables	218,206	189,638
Long-term debt	2,879,865	-
	$3,876,502	$977,831